Note 8 - Share Capital (Details Textual)		3 Months Ended
	Apr. 30, 2021 CAD ($) $ / shares shares	Jan. 31, 2022 CAD ($) $ / shares shares	Jan. 31, 2021 CAD ($)	Oct. 31, 2021 shares	Oct. 31, 2020
Statement Line Items [Line Items]
Term of share option for share-based payment arrangement (Year)		5 years
Vesting period of share options for share-based payment arrangement (Year)		3 years
Maximum number of instruments authorized in share-based payment arrangement (in shares)		1,240,000
Number of share options outstanding in share-based payment arrangement at end of period		953,730	42,017	40,000	42,017
Total expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets | $		$ 196,000	$ 0
Number of share options granted in share-based payment arrangement		913,730	0
Risk free interest rate, share options granted		1.26%
Option life, share options granted		3.5
Expected volatility, share options granted		29.50%
Expected dividend as percentage, share options granted		0.64%
Forfeiture rate, share options granted		2.00%
Weighted average share price, share options granted (in CAD per share) | $ / shares		$ 3.10
Number of share options exercisable in share-based payment arrangement		40,000
Weighted average exercise price of share options exercisable in share-based payment arrangement (in CAD per share) | $ / shares		$ 7.00
Ordinary shares [member]
Statement Line Items [Line Items]
Number of shares outstanding at end of period (in shares)		27,441,082		27,441,082
Series 1 preferred shares [member]
Statement Line Items [Line Items]
Number of shares outstanding at end of period (in shares)		1,461,460		1,461,460
Series 3 preferred shares [member]
Statement Line Items [Line Items]
Number of shares outstanding at end of period (in shares)	1,681,320			0
Preference shares, conversion price (in CAD per share) | $ / shares	$ 10.00
Payments for redemption of preference shares | $	$ 16,800,000
Share issue related cost | $	$ 1,100,000